INCOME TAXES - Components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
United States	$ 20,652	$ 22,321	$ 8,854
Foreign	9,487	(7,756)	12,095
Total current income tax expense (benefit)	30,139	14,565	20,949
Deferred:
United States	13,356	4,698	(13,227)
Foreign	631	(534)	1,794
Total deferred income tax expense (benefit)	13,987	4,164	(11,433)
Total provision for income tax expense	44,126	$ 18,729	$ 9,516
Net tax benefit	$ 5,100